Business combination (Narrative) (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 03, 2015 CNY (¥)	Dec. 23, 2014 CNY (¥)	Dec. 02, 2014 CNY (¥)	Feb. 28, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Business combination [Line Items]
Goodwill					$ 23,409	¥ 300,382	¥ 151,638	¥ 1,577
Brand Name [Member]
Business combination [Line Items]
Estimated useful lives					10 years	11 years
Software [Member]
Business combination [Line Items]
Estimated useful lives					5 years	4 years
100 Online and DuBooker [Member]
Business combination [Line Items]
Percentage of equity interests acquired			100.00%
Cash consideration			¥ 60,000
Base contingent payment to be made when achieves specific percentage of performance metrics			100.00%
Maximum undiscounted amounts the Company could have paid under the contingent consideration provisions of the agreement			¥ 240,000
Contingent consideration			183,000
Goodwill			¥ 195,893
100 Online and DuBooker [Member] | Cooperation Agreements [Member]
Business combination [Line Items]
Estimated useful lives			3 years
100 Online and DuBooker [Member] | Non-compete Agreements [Member]
Business combination [Line Items]
Estimated useful lives			5 years
100 Online and DuBooker [Member] | Copyrights of teaching material [Member]
Business combination [Line Items]
Estimated useful lives			5 years
100 Online and DuBooker [Member] | Brand Name [Member]
Business combination [Line Items]
Estimated useful lives			9 years
Xingxue and Chuangzhi [Member]
Business combination [Line Items]
Percentage of equity interests acquired		100.00%				100.00%
Cash consideration		¥ 128,000
Goodwill		¥ 100,382
Xingxue and Chuangzhi [Member] | Brand Name [Member]
Business combination [Line Items]
Estimated useful lives		15 years
Xingxue and Chuangzhi [Member] | Software [Member]
Business combination [Line Items]
Estimated useful lives		5 years
Beifu [Member]
Business combination [Line Items]
Percentage of equity interests acquired	70.00%			70.00%
Cash consideration	¥ 39,200
Base contingent payment to be made when achieves specific percentage of performance metrics	100.00%
Maximum undiscounted amounts the Company could have paid under the contingent consideration provisions of the agreement	¥ 219,000
Contingent consideration	107,000
Goodwill	¥ 147,388
Beifu [Member] | Non-compete Agreements [Member]
Business combination [Line Items]
Estimated useful lives				7 years
Beifu [Member] | Online game hosts [Member]
Business combination [Line Items]
Estimated useful lives				3 years